Related Party Transactions - Additional Information (Details)		6 Months Ended
	Apr. 05, 2023 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 21, 2023 $ / shares shares	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Expense recognized		$ 6,818,045
Unsecured loan		$ 29,495,988			$ 1,124,932
Number of shares issued | shares				45,221,586
Par value per share | $ / shares				$ 1
Proceeds on issue of shares			$ 983,120
Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares		1
Key Management Personnel | Zhanna Golodryga | Performance Rights
Disclosure of transactions between related parties [line items]
Fees paid to related party		$ 30,000
Key Management Personnel | Chris Burns, CEO | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2025
Expense recognized		119,312
Performance rights vest subject to continued employment percentage	50.00%
Vesting percentage subject to achievement of performance conditions	50.00%
Key Management Personnel | Chris Burns, CEO | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted | shares	1,604,871
Key Management Personnel | Nick Liveris, CFO | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2025
Expense recognized		40,818
Performance rights vest subject to continued employment percentage	50.00%
Vesting percentage subject to achievement of performance conditions	50.00%
Key Management Personnel | Nick Liveris, CFO | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted | shares	549,035
Key Management Personnel | Rashda Buttar | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2025
Expense recognized		$ 18,839
Performance rights vest subject to continued employment percentage	50.00%
Vesting percentage subject to achievement of performance conditions	50.00%
Key Management Personnel | Rashda Buttar | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted | shares	253,401